Income tax expense - Summary of income tax expense calculated by multiplying net income before tax with the tax rate (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income taxes	₩ 5,964,960	₩ 6,366,626	₩ 5,583,664
Income taxes at statutory tax rates	1,564,388	1,740,460	1,530,030
Non-taxable income	(10,350)	(13,902)	(8,417)
Non-deductible expense	16,514	16,762	15,975
Tax credit	(1,185)	(1,233)	(159)
Others	(82,407)	(130,975)	(66,393)
Income tax expenses	₩ 1,486,960	₩ 1,611,112	₩ 1,471,036
Effective tax rate	24.93%	25.31%	26.35%